Accounts receivable, net	6 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
Accounts receivable, net

Note 5 — Accounts receivable, net

Accounts receivable, net consist of the following:

	December 31, 2024	June 30, 2025	June 30, 2025
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Accounts receivable	27,502,332	29,678,729	4,145,884
Less: allowance for credit loss	(4,030,967)	(3,441,300)	(480,722)
Accounts receivable, net	23,471,365	26,237,429	3,665,162

The following table summarizes the changes in allowance for credit loss:

	December 31, 2024	June 30, 2025	June 30, 2025
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Beginning balance	4,588,786	4,030,967	560,760
Allowance/ (Reversal) for credit loss	2,492,478	(584,713)	(81,394)
Write-off	(3,050,297)	(4,954)	(690)
Exchange rate difference	-	-	2,046
Ending balance	4,030,967	3,441,300	480,722